Summary of Significant Accounting Policies (Details) - Schedule of calculation of basic and diluted net income (loss) per common share - USD ($)		3 Months Ended		4 Months Ended	6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2021
Numerator: Earnings allocable to Redeemable Class A Common Stock
Interest Income		$ 11,723			$ 72,356
Less: Income and Franchise Tax available to be withdrawn from the Trust Account		(11,723)			(72,356)
Redeemable Net Earnings
Denominator: Weighted Average Redeemable Class A Common Stock
Redeemable Class A Common Stock, Basic and Diluted (in Shares)		35,000,000	35,000,000	35,000,000	35,000,000
Earnings/Basic and Diluted Redeemable Class A Common Stock (in Dollars per share)		$ 0.00	$ 0.00	$ 0.00	$ 0.00
Numerator: Net (Loss) Income minus Redeemable Net Earnings
Net (Loss) Income		$ (6,901,837)	$ (1,619,103)	$ (1,620,103)	$ 28,947,974
Non-Redeemable Net (Loss) Income		$ (6,901,837)	$ (1,619,103)	$ (1,620,103)	$ 28,947,974
Denominator: Weighted Average Non-Redeemable Class B Common Stock
Non-Redeemable Class B Common Stock, Basic and Diluted (in Shares)	[1]	8,750,000	8,750,000	8,750,000	8,750,000
(Loss) Income /Basic and Diluted Non-Redeemable Class B Common Stock (in Dollars per share)		$ (0.79)	$ (0.19)	$ (0.19)	$ 3.30

[1]	For the three and six months ended June 30, 2021, basic and diluted shares are the same as there are no non-redeemable securities that are dilutive to the stockholders.